	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JANUARY 31, 2026

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 98.71%
	Consumer Discretionary - Automobiles & Components -- 2.43%
73,862	Dorman Products, Inc.*	$9,173,660

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.67%
8,035	Murphy USA, Inc.	3,394,868
60,880	Ollie's Bargain Outlet Holdings Inc*	6,715,673
		10,110,541

	Consumer Discretionary - Consumer Durables & Apparel -- 1.90%
196,866	La-Z-Boy Incorporated	7,167,891

	Consumer Discretionary - Consumer Services -- 3.05%
131,500	Carriage Services Inc.	5,642,665
22,256	Wingstop Inc.	5,907,410
		11,550,075

	Consumer Staples - Food, Beverage & Tobacco -- 2.97%
389,361	Mama's Creations, Inc.*	5,879,351
421,967	Nomad Foods Ltd.	5,358,981
		11,238,332

	Financials - Financial Services -- 6.66%
124,635	Cohen & Steers, Inc.	8,009,045
213,210	EVERTEC, Inc.	6,398,432
25,975	Morningstar, Inc.	5,249,288
93,214	Shift4 Payments, Inc. Class A*	5,503,355
		25,160,120

	Financials - Insurance -- 1.06%
182,595	Baldwin Insurance Group, Inc. Class A*	4,002,482

	Health Care - Health Care Equipment & Services -- 12.36%
202,765	AtriCure, Inc.*	7,488,111
562,397	Certara, Inc.*	4,943,470
76,273	Encompass Health Corporation	7,210,087
77,762	Globus Medical Inc Class A*	7,051,458
211,310	Option Care Health Inc*	7,184,540
245,204	Phreesia, Inc.*	3,293,090
259,145	Simulations Plus, Inc.*	4,376,959
20,536	UFP Technologies, Inc.*	5,157,411
		46,705,126

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.05%
93,905	Bio-Techne Corporation	6,018,371
149,595	Prestige Consumer Healthcare Inc*	9,644,390
221,064	Stevanato Group SpA	3,444,177
		19,106,938

	Industrials - Capital Goods -- 10.27%
95,911	A. O. Smith Corporation	7,048,499
33,281	Construction Partners, Inc.*	3,656,916
11,060	CSW Industrials, Inc.	2,985,979
44,475	Donaldson Company, Inc.	4,533,781
19,640	Esab Corporation	2,378,404
39,705	Modine Manufacturing Company*	7,331,925
47,439	SiteOne Landscape Supply, Inc.*	6,809,394
19,545	SPX Technologies, Inc.*	4,073,373
		38,818,271

	Industrials - Commercial & Professional Services -- 15.37%
78,333	Casella Waste Systems, Inc.*	7,902,233
225,856	ExlService Holdings, Inc.*	8,842,262
90,010	Exponent, Inc.	6,469,019
83,175	ICF International, Inc.	7,756,069
210,651	OPENLANE, Inc.*	6,327,956
42,923	Paylocity Holding Corp.*	5,793,747
62,131	RB Global, Inc.	7,056,218
211,365	Tetra Tech, Inc.	7,960,006
		58,107,510

	Industrials - Transportation -- 3.17%
129,965	Knight-Swift Transportation Holdings Inc. Class A	7,161,072
393,631	Marten Transport, Ltd.	4,841,661
		12,002,733

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.99%
79,915	Lattice Semiconductor Corporation*	6,434,756
36,611	Onto Innovation, Inc.*	7,397,253
109,205	Power Integrations, Inc.	5,016,878
		18,848,887

	Information Technology - Software & Services -- 20.31%
307,927	Alkami Technology, Inc.*	6,524,973
139,960	BlackLine, Inc.*	6,503,941
100,050	Descartes Systems Group Inc.*	7,479,738
379,226	Grid Dynamics Holdings, Inc. Class A*	3,136,199
326,775	i3 Verticals, Inc.*	7,257,673
146,020	Intapp, Inc.*	4,957,379
275,327	nCino Inc*	5,878,231
134,991	Q2 Holdings, Inc.*	8,268,199
46,906	Qualys, Inc.*	6,186,901
63,584	SPS Commerce, Inc.*	5,675,508
189,897	Tenable Holdings, Inc.*	4,189,128
152,570	Varonis Systems, Inc.*	4,552,689
79,815	Workiva Inc. Class A*	6,147,351
		76,757,910

	Information Technology - Technology Hardware & Equipment -- 3.60%
84,073	ePlus inc.	7,214,304
47,590	Novanta Inc*	6,402,759
		13,617,063

	Materials - Materials -- 1.97%
59,500	AptarGroup, Inc.	7,434,525

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.88%
109,550	NexPoint Residential Trust, Inc.	3,310,601

	TOTAL COMMON STOCKS
	(cost $267,019,114)	373,112,665

SHORT-TERM INVESTMENTS -- 1.37%
	Money Market Deposit Account -- 0.84%
$3,186,726	U.S. Bank Money Market, 3.45%	3,186,726

	Money Market Fund -- 0.53%
2,000,000	First American Money Market Funds Government Obligations Fund - X Class,
	7-day net yield, 3.61%	2,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,186,726)	5,186,726

	TOTAL INVESTMENTS
	(cost $272,205,840) - 100.08%	378,299,391

	LIABILITIES, NET OF OTHER ASSETS - (0.08)%	(314,421)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$377,984,970

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$373,112,665
Money Market Deposit Account	3,186,726
Money Market Fund	2,000,000

Level 2
None	—
Level 3
None	—
Total	$378,299,391

(1) See Schedule above for further detail by industry.